Organization (Details Narrative) - USD ($)				1 Months Ended		11 Months Ended	12 Months Ended
	Aug. 06, 2015	Jun. 10, 2015	May 22, 2015	Jun. 10, 2015	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2016
Common stock issued					5,493,200	5,493,200	13,615,440
Preferred stock issued
Recapitalization							3,000,005
Common stock, outstanding					5,493,200	5,493,200	13,615,440
Preferred stock, outstanding
Accumulated losses					$ (446,349)	$ (446,349)	$ (4,157,176)
Number of common stock new issue	7,876,310
Private placement offering (the "March 2015 Offering") [Member]
Number of common stock issued upon transaction		261,000	3,101,104	3,362,104
Sale of stock (in dollars per share)			$ 1.50
Gross proceeds from offering				$ 5,043,206
Placement agent fees and offering expenses				$ 801,579
Legal expenses						77,150
Private placement offering (the "March 2015 Offering") [Member] | Placement Agents [Member]
Aggregate commission						$ 486,976
Private placement offering (the "March 2015 Offering") [Member] | Placement Agents [Member] | 2015 Placement Agent Warrants [Member]
Number of common shares purchased					324,650	324,650
Akoustis, Inc. [Member]
Common stock issued			11,671
Preferred stock issued			5,300
Common stock, outstanding			11,671
Preferred stock, outstanding			5,300
Number of common share issued against per outstanding share upon merger			$ 324.082
Number of common shares issued upon merger			5,500,006
Number of common stock cancelled			9,854,019
Akoustis, Inc. [Member] | Convertible Notes Payable [Member]
Principal amount			$ 645,000
Number of common stock issued upon conversion			430,000
Debt instrument conversion price					$ 1.50	$ 1.50	$ 1.50
Akoustis, Inc. [Member] | Convertible Notes Payable [Member] | Six Investor [Member]
Principal amount					$ 655,000
Number of common stock issued upon conversion					436,806